Schedule of property, plant, and equipment (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Cost	$ 294,789.0	$ 279,080.0	$ 289,072.0
Accumlated depreciation	(99,415.0)	(90,602.0)	(81,011.0)
Property, plant, and equipment, beginning	195,374.0	188,478.0	208,061.0
Additions	16,246.0	16,704.0
Disposals	(249.0)	(227.0)
Transfers
Depreciation for the period	(9,101.0)	(9,812.0)
Depreciation, property, plant and equipment	9,101.0	9,812.0
Impairment		(26,248.0)
Direct costs		2,785.3
Land and buildings [member]
IfrsStatementLineItems [Line Items]
Cost	5,679.0	5,498.0	4,913.0
Accumlated depreciation	(1,209.0)	(1,079.0)	(940.0)
Property, plant, and equipment, beginning	4,470.0	4,419.0	3,973.0
Additions	51.0	62.0
Disposals	(6.0)
Transfers	135.0	524.0
Depreciation for the period	(129.0)	(140.0)
Depreciation, property, plant and equipment	129.0	140.0
Impairment
Substations member
IfrsStatementLineItems [Line Items]
Cost	50,979.0	47,483.0	45,261.0
Accumlated depreciation	(17,621.0)	(15,890.0)	(14,094.0)
Property, plant, and equipment, beginning	33,358.0	31,593.0	31,167.0
Additions	316.0	1,918.0
Disposals		(3.0)
Transfers	3,180.0	6,318.0
Depreciation for the period	(1,731.0)	(1,799.0)
Depreciation, property, plant and equipment	1,731.0	1,799.0
Impairment		(6,008.0)
Voltage lines member
IfrsStatementLineItems [Line Items]
Cost	126,941.0	120,974.0	128,855.0
Accumlated depreciation	(50,809.0)	(46,771.0)	(42,379.0)
Property, plant, and equipment, beginning	76,132.0	74,203.0	86,476.0
Additions	229.0	217.0
Disposals	(32.0)	(78.0)
Transfers	5,929.0	6,259.0
Depreciation for the period	(4,197.0)	(4,556.0)
Depreciation, property, plant and equipment	4,197.0	4,556.0
Impairment		(14,115.0)
Meters chambers platforms member
IfrsStatementLineItems [Line Items]
Cost	55,163.0	52,866.0	54,901.0
Accumlated depreciation	(22,680.0)	(20,668.0)	(18,397.0)
Property, plant, and equipment, beginning	32,483.0	32,198.0	36,504.0
Additions	452.0	442.0
Disposals	(210.0)	(146.0)
Transfers	2,165.0	3,848.0
Depreciation for the period	(2,122.0)	(2,325.0)
Depreciation, property, plant and equipment	2,122.0	2,325.0
Impairment		(6,125.0)
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Cost	11,929.0	9,461.0	8,216.0
Accumlated depreciation	(7,096.0)	(6,194.0)	(5,201.0)
Property, plant, and equipment, beginning	4,833.0	3,267.0	3,015.0
Additions	1,488.0	1,092.0
Disposals	(1.0)
Transfers	1,001.0	152.0
Depreciation for the period	(922.0)	(992.0)
Depreciation, property, plant and equipment	922.0	992.0
Construction in process member
IfrsStatementLineItems [Line Items]
Cost	43,618.0	42,313.0	46,427.0
Accumlated depreciation
Property, plant, and equipment, beginning	43,618.0	42,313.0	46,427.0
Additions	12,277.0	12,842.0
Disposals
Transfers	(10,972.0)	(16,956.0)
Depreciation for the period
Depreciation, property, plant and equipment
Impairment
Suppliers and spare parts member
IfrsStatementLineItems [Line Items]
Cost	480.0	485.0	499.0
Accumlated depreciation
Property, plant, and equipment, beginning	480.0	485.0	$ 499.0
Additions	1,433.0	131.0
Disposals
Transfers	(1,438.0)	(145.0)
Depreciation for the period
Depreciation, property, plant and equipment
Impairment
General rodriguez transformer station member
IfrsStatementLineItems [Line Items]
Direct costs	$ 2,197.7